Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 899	£ 803
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	369	375
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	426	321
Zero Amortising Guaranteed Notes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 104	£ 107